Document and Entity Information Document	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Brookdale Senior Living Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32641
Entity Tax Identification Number	20-3068069
Entity Address, Address Line One	105 Westwood Place,
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Brentwood,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	221-2250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	BKD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001332349
Amendment Flag	false